Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	Simplify Exchange Traded Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001810747
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 31, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2024
Prospectus Date	rr_ProspectusDate	Nov. 01, 2023
Simplify Interest Rate Hedge ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Simplify Interest Rate Hedge ETF
Bar Chart [Heading]	rr_BarChartHeading	The bar chart under the heading "Performance" is replaced with the following.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Simplify Interest Rate Hedge ETF

Ticker Symbol: PFIX

A series of Simplify Exchange Traded Funds

Supplement dated January 31, 2024, to the Prospectus and Summary Prospectus dated November 1, 2023.

This Supplement provides relevant information for all shareholders and should be retained for future reference. The Fund's Prospectus dated November 1, 2023 and Statement of Additional Information dated November 1, 2023, and supplemented January 22, 2024, have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1 (855) 772-8488.
Simplify Interest Rate Hedge ETF | Simplify Interest Rate Hedge ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Annual Return 2022	rr_AnnualReturn2022	93.93%